Leases (Details) - Schedule of ROU assets and related lease liabilities - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of ROU assets and related lease liabilities [Abstract]
Operating lease ROU assets	¥ 190,437	$ 27,354
Current operating lease liability	79,986
Non-current operating lease liability	103,252	$ 14,831
Total operating leased liabilities	¥ 183,238